CHANGES IN COMPARATIVE DATA - Analysis of cash and cash equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Jan. 01, 2020	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Cash and balances at central banks	£ 91,388	£ 76,420		£ 73,257
Less: mandatory reserve deposits	(2,111)	(2,178)		(1,875)
Bank balances at central banks other than mandatory reserve deposits	89,277	74,242		71,382
Loans and advances to banks and reverse repurchase agreements	14,418	10,533		10,746
Less amounts with a maturity of three months or more	(7,866)	(5,581)		(3,983)
Loans and advances to banks current	6,552	4,952		6,763
Total cash and cash equivalents	£ 95,829	£ 79,194	[1]	78,145	[1]	£ 59,507	£ 59,507	[1]
As reported
Disclosure of reclassifications or changes in presentation [line items]
Cash and balances at central banks				73,257
Less: mandatory reserve deposits				(4,553)
Bank balances at central banks other than mandatory reserve deposits				68,704
Loans and advances to banks and reverse repurchase agreements				10,746
Less amounts with a maturity of three months or more				(3,983)
Loans and advances to banks current				6,763
Total cash and cash equivalents				75,467			57,811
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Cash and balances at central banks				0
Less: mandatory reserve deposits				2,678
Bank balances at central banks other than mandatory reserve deposits				2,678
Loans and advances to banks and reverse repurchase agreements				0
Less amounts with a maturity of three months or more				0
Loans and advances to banks current				0
Total cash and cash equivalents				£ 2,678			£ 1,696

[1]	1 Restated, see page F-16.